OTHER LONG TERM LIABILITIES Obligations under Capital Lease (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Obligations under Capital Lease [Abstract]
Term of lease or charter	15 years
2018		$ 26,289
2019		25,054
2020		25,122
2021		25,054
2022		25,054
Thereafter		281,850
Total lease obligations		408,423
Less: imputed interest payable		(168,816)
Present value of obligations under capital leases		239,607
Less: current portion		(9,031)	$ (3,649)
Obligations under capital leases - long-term portion		230,576	118,754
Finance Lease, Interest Expense		$ 16,000	$ 200	$ 0